Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net sales
Products	$ 474,286	$ 479,031	$ 503,946
Services	194,076	193,427	192,049
Total net sales	668,362	672,458	695,995
Cost of sales
Products	219,020	234,653	466,221
Services	126,565	120,499	127,602
Total cost of sales	345,585	355,152	593,823
Gross profit	322,777	317,306	102,172
Operating expenses
Research and development, net	96,237	97,778	122,360
Selling, general and administrative	255,685	307,113	434,619
Goodwill impairment			942,408
Change in fair value of obligations in connection with acquisitions	1,378	(872)	(23,671)
Total operating expenses	353,300	404,019	1,475,716
Operating loss	(30,523)	(86,713)	(1,373,544)
Financial income (expense), net	1,047	354	(10,287)
Loss before income taxes	(29,476)	(86,359)	(1,383,831)
Income taxes expense (benefit)	9,273	(9,446)	(10,320)
Share in losses of associated companies	(1,710)	(708)
Net loss	(40,459)	(77,621)	(1,373,511)
Net loss attributable to non-controlling interests	(478)	(402)	(676)
Net loss attributable to Stratasys Ltd.	$ (39,981)	$ (77,219)	$ (1,372,835)
Net loss per ordinary share attributable to Stratasys Ltd.
Basic	$ (0.75)	$ (1.48)	$ (26.64)
Diluted	$ (0.75)	$ (1.48)	$ (26.64)
Weighted average ordinary shares outstanding
Basic	52,959	52,330	51,592
Diluted	52,959	52,582	51,592
Comprehensive Loss
Net loss	$ (40,459)	$ (77,621)	$ (1,373,511)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	6,102	(2,788)	(8,263)
Unrealized gains on derivatives designated as cash flow hedge	354	83	1,136
Other comprehensive loss, net of tax	6,456	(2,705)	(7,127)
Comprehensive loss	(34,003)	(80,326)	(1,380,638)
Less: Comprehensive loss attributable to non-controlling interests	(478)	(402)	(676)
Comprehensive loss attributable to Stratasys Ltd.	$ (33,525)	$ (79,924)	$ (1,379,962)